Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 16 — Related party balances and transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Springview Contracts Pte. Ltd.	Controlled by executive director and shareholder, Ms. Lee Siew Yian and shareholder, Mr. Heng Kong Chuan
GGL Enterprises Pte. Ltd.	Controlled by CEO and shareholder, Mr. Wang Zhuo, and shareholder, Mr. Heng Kong Chuan
Mr. Heng Kong Chuan	Shareholder and spouse of executive director, Ms. Lee Siew Yian
China International Corporate Management	Controlled by CEO and shareholder, Mr. Wang Zhuo
GGL Home Furnishing Pte Ltd	Controlled by shareholder, Mr. Heng Kong Chuan
GGL Interior Studio Pte Ltd	Controlled by shareholder, Mr. Heng Kong Chuan

a. Amount due from a related party

	As of	As of June 30,
Related Party Name	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Mr. Heng Kong Chuan(1)	122,842	440,362	340,284
Total	122,842	440,362	340,284

b. Amount due to related parties

	As of	As of June 30,
Related Party Name	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
China International Corporate Management(2)	(1,004,334)	(1,021,733)	(789,532)
Total	(1,004,334)	(1,021,733)	(789,532)

(1)

The Company signed an agreement with Mr. Heng Kong Chuan on August 1, 2024, under which Mr. Heng Kong Chuan agreed to provide the Company with an interest-free working capital loan facility not exceeding S$1,500,000 through July 30, 2026 to support the Company’s daily operations. During the six months ended June 30, 2025 and 2026, the Company received loans from Mr. Heng Kong Chuan of S$224,184 and S$130,000 (US$100,456), respectively. Separately, during the six months ended June 30, 2025 and 2026, the Company made advances to Mr. Heng Kong Chuan of S$758,027 and S$447,520 (US$345,816), respectively, for the settlement of payroll, routine operating expenses and costs incurred in preparation for the license on behalf of the Company. These transactions are disclosed in Note 16(c). As of June 30, 2026, the outstanding amount due from Mr. Heng Kong Chuan was S$440,362 (US$340,284). As of the date of this report, the full outstanding amount had been collected.

(2)	During the year ended December 31, 2025, the Company accrued S$35,087 ($27,286) as interest expenses related to the fund provided by China International Corporate Management. During the six months ended June 30, 2026, the Company accrued S$17,399 ($13,445) as interest expenses related to the fund provided by China International Corporate Management. As of June 30, 2026, China International Corporate Management has provided financial support amounting to S$1,021,733 ($789,532) for payment of expenses incurred for IPO and accrued interest under this financial support letter.

c. Related party transactions

		For the six months ended June 30,
Nature	Name	2025 (Unaudited)	2026 (Unaudited)	2026 (Unaudited)
		S$	S$	$
Collection of accounts receivable due from Springview Contracts Pte. Ltd	Springview Contracts Pte. Ltd.	19,901	—	—
Interior design service subcontracting cost provided by GGL Enterprises Pte. Ltd.	GGL Enterprises Pte. Ltd.	15,000	—	—
Loan from a related party	Mr. Heng Kong Chuan (1)	224,184	130,000	100,456
Advance to a related party	Mr. Heng Kong Chuan (1)	758,027	447,520	345,816
Payment intermediary for obtaining patent license rights	GGL Home Furnishing Pte Ltd (3)	—	258,820	200,000
Payment intermediary for obtaining patent license rights	GGL Interior Studio Pte Ltd (3)	—	258,820	200,000

(3)

Advances aggregating S$517,640 ($400,000) were paid to two related-party entities, GGL Home Furnishing Pte Ltd and GGL Interior Studio Pte Ltd, in connection with the exclusive patent license and development rights regarding drainage joint technology to support the Company’s core business operations. These related-party entities acted solely as payment intermediaries and remitted the full amount to the ultimate patent licensor without any markup or fee, for the purpose to reduce transaction costs and satisfy the licensor’s designated fund receipt procedures.

As of March 1, 2026, the licensor has received the full $400,000. However, the license rights had not yet become legally effective because the complete license documentation had not yet been provided in full. Accordingly, these amounts are classified as prepayments on the unaudited condensed consolidated balance sheet.